Document And Entity Information	Sep. 24, 2026
Document Information [Line Items]
Entity, Registrant Name	Independence Realty Trust, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 24, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-36041
Entity, Tax Identification Number	26-4567130
Entity, Address, Address Line One	1835 Market Street, Suite 2601
Entity, Address, City or Town	Philadelphia
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19103
City Area Code	267
Local Phone Number	270-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	IRT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001466085